Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule Of Revenues And Cost Of Sales By Major Customer And Supplier
The following table provides information about the extent of reliance on major customers and gas suppliers. Total revenues and cost of sales from transactions with an external customer or supplier amounting to 10% or more of revenue or cost of gas and liquids are disclosed below, together with the identity of the reporting segment.

		Successor			Predecessor
	Reportable Segment	Year Ended December 31, 2012	Year Ended December 31, 2011	Period from May 26, 2010 to December 31, 2010	Period from January 1, 2010 to May 25, 2010
Customer
Customer A	Gathering and Processing	$367	$366	$132	$88
Customer B	Gathering and Processing	—	—	*	52
Customer C	Gathering and Processing	451	—	—	—
Supplier
Supplier A	Gathering and Processing	171	133	—	—
_______________________

*	Amounts are less than 10% of the total revenue or cost of sales.